Subsequent events (Details Narrative)	Feb. 15, 2026 CNY (¥)	Feb. 10, 2026 USD ($) shares	Feb. 10, 2026 CNY (¥) shares	Feb. 09, 2026 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Oct. 13, 2025 $ / shares	Dec. 31, 2024 $ / shares	Nov. 15, 2022 $ / shares	Aug. 15, 2022 $ / shares
Subsequent Event [Line Items]
Ordinary shares, par value						$ 0.0002
Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares, par value					$ 0.0002	$ 0.0002	$ 0.0002	$ 0.00001	$ 0.00001
Subsequent Event [Member] | Investment Agreement [Member]
Subsequent Event [Line Items]
Committed capital | ¥	¥ 4,000,000
Partnership term	The initial terms of the Partnership is five years, with the optional two-year extension.
Subsequent Event [Member] | Investment Agreement [Member] | General Partner [Member]
Subsequent Event [Line Items]
Partner committed contributed amount | ¥	¥ 1,200,000
Equity interest partnership	30.00%
Subsequent Event [Member] | Investment Agreement [Member] | General Partner [Member] | Shanghai Kesheng Investment Management Co., Ltd [Member]
Subsequent Event [Line Items]
Percentage of partnership	30.00%
Subsequent Event [Member] | Investment Agreement [Member] | Limited Partner [Member]
Subsequent Event [Line Items]
Partner committed contributed amount | ¥	¥ 280,000
Equity interest partnership	7.00%
Subsequent Event [Member] | Investment Agreement [Member] | Limited Partner [Member] | Shanghai Kesheng Investment Management Co., Ltd [Member]
Subsequent Event [Line Items]
Percentage of partnership	70.00%
Subsequent Event [Member] | Private Placement [Member] | Securities Purchase Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares issued | shares		40,000,000	40,000,000	40,000,000
Ordinary shares, par value				$ 0.0002
Purchase price per share				$ 1.00
Purchase price | $				$ 40,000,000
Gross proceeds from private placement offerings		$ 40,000	¥ 280,000